Supplement to the
Fidelity Advisor Freedom Funds®
Class A, Class T, Class B, and Class C
May 29, 2010
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Advisor Freedom Fund and modify the selection of underlying Fidelity funds for any Fidelity Advisor Freedom Fund from time to time. Fidelity Series Emerging Markets Debt Fund and Fidelity Series High Income Fund have been added to the selection of underlying funds. Fidelity Advisor Equity Income Fund, Fidelity Advisor High Income Advantage Fund, and Fidelity Advisor Total Bond Fund are no longer underlying funds.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information for Fidelity Advisor Freedom Income Fund® found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following replaces similar information for Fidelity Advisor Freedom 2005 Fund® found in the footnotes to the "Fee Table" on page 7.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following replaces similar information for Fidelity Advisor Freedom 2010 Fund® found in the footnotes to the "Fee Table" on page 11.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following replaces similar information for Fidelity Advisor Freedom 2015 Fund® found in the footnotes to the "Fee Table" on page 15.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following replaces similar information for Fidelity Advisor Freedom 2020 Fund® found in the footnotes to the "Fee Table" on page 19.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following replaces similar information for Fidelity Advisor Freedom 2025 Fund® found in the footnotes to the "Fee Table" on page 23.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

AFF-11-02 March 14, 2011
1.790697.127

The following replaces similar information for Fidelity Advisor Freedom 2030 Fund® found in the footnotes to the "Fee Table" on page 27.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following replaces similar information for Fidelity Advisor Freedom 2035 Fund® found in the footnotes to the "Fee Table" on page 31.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following replaces similar information for Fidelity Advisor Freedom 2040 Fund® found in the footnotes to the "Fee Table" on page 35.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following replaces similar information for Fidelity Advisor Freedom 2045 Fund® found in the footnotes to the "Fee Table" on page 39.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following replaces similar information for Fidelity Advisor Freedom 2050 Fund® found in the footnotes to the "Fee Table" on page 43.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "High Yield Bond Fund" beginning on page 56.

Fidelity Series Emerging Markets Debt Fund seeks high total return.

FMR normally invests at least 80% of the fund's assets in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world's major economies and may have the potential for rapid economic growth.

FMR may also invest in debt securities of non-emerging market foreign issuers and lower-quality debt securities of U.S. issuers.

FMR normally allocates the fund's investments across different emerging market countries.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR generally analyzes a security's structural features and current price compared to its long-term value and any short-term trading opportunities resulting from market inefficiencies. FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may also use options contracts as tools in the management of portfolio assets.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series High Income Fund seeks a high level of current income. Growth of capital may also be considered.

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR uses the credit quality distribution of an index representing the overall high yield bond market as a guide in structuring the fund's credit quality composition. FMR generally expects the fund to be less heavily invested in issuers with the lowest credit ratings than the index weighting of such issuers. As of inception, FMR used The BofA Merrill Lynch US High Yield Constrained Index to represent the overall high yield bond market.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 68.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 68.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 69.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 69.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 71.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor Freedom Funds®
Institutional Class
May 29, 2010
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Advisor Freedom Fund and modify the selection of underlying Fidelity funds for any Fidelity Advisor Freedom Fund from time to time. Fidelity Series Emerging Markets Debt Fund and Fidelity Series High Income Fund have been added to the selection of underlying funds. Fidelity Advisor Equity Income Fund, Fidelity Advisor High Income Advantage Fund, and Fidelity Advisor Total Bond Fund are no longer underlying funds.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "High Yield Bond Fund" beginning on page 46.

Fidelity Series Emerging Markets Debt Fund seeks high total return.

FMR normally invests at least 80% of the fund's assets in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world's major economies and may have the potential for rapid economic growth.

FMR may also invest in debt securities of non-emerging market foreign issuers and lower-quality debt securities of U.S. issuers.

FMR normally allocates the fund's investments across different emerging market countries.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR generally analyzes a security's structural features and current price compared to its long-term value and any short-term trading opportunities resulting from market inefficiencies. FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may also use options contracts as tools in the management of portfolio assets.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series High Income Fund seeks a high level of current income. Growth of capital may also be considered.

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR uses the credit quality distribution of an index representing the overall high yield bond market as a guide in structuring the fund's credit quality composition. FMR generally expects the fund to be less heavily invested in issuers with the lowest credit ratings than the index weighting of such issuers. As of inception, FMR used The BofA Merrill Lynch US High Yield Constrained Index to represent the overall high yield bond market.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

AFFI-11-02 March 14, 2011
1.790698.121

Supplement to the
Fidelity Freedom Funds®
May 29, 2010
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Freedom Fund and modify the selection of underlying Fidelity funds for any Fidelity Freedom Fund from time to time. Fidelity Series Emerging Markets Debt Fund and Fidelity Series High Income Fund have been added to the selection of underlying funds. Fidelity Capital & Income Fund, Fidelity Equity-Income Fund, Fidelity Europe Fund, Fidelity High Income Fund, Fidelity Japan Fund, Fidelity Southeast Asia Fund, and Fidelity Total Bond Fund are no longer underlying funds.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "High Yield Bond Funds" beginning on page 98.

Fidelity Series Emerging Markets Debt Fund seeks high total return.

FMR normally invests at least 80% of the fund's assets in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world's major economies and may have the potential for rapid economic growth.

FMR may also invest in debt securities of non-emerging market foreign issuers and lower-quality debt securities of U.S. issuers.

FMR normally allocates the fund's investments across different emerging market countries.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR generally analyzes a security's structural features and current price compared to its long-term value and any short-term trading opportunities resulting from market inefficiencies. FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may also use options contracts as tools in the management of portfolio assets.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series High Income Fund seeks a high level of current income. Growth of capital may also be considered.

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FF-11-02 March 14, 2011
1.708110.150

FMR uses the credit quality distribution of an index representing the overall high yield bond market as a guide in structuring the fund's credit quality composition. FMR generally expects the fund to be less heavily invested in issuers with the lowest credit ratings than the index weighting of such issuers. As of inception, FMR used The BofA Merrill Lynch US High Yield Constrained Index to represent the overall high yield bond market.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Supplement to the
Fidelity Freedom Funds®
May 29, 2010
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Freedom Fund and modify the selection of underlying Fidelity funds for any Fidelity Freedom Fund from time to time. Fidelity Series Emerging Markets Debt Fund and Fidelity Series High Income Fund have been added to the selection of underlying funds. Fidelity Capital & Income Fund, Fidelity Equity-Income Fund, Fidelity Europe Fund, Fidelity High Income Fund, Fidelity Japan Fund, Fidelity Southeast Asia Fund, and Fidelity Total Bond Fund are no longer underlying funds.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "High Yield Bond Funds" beginning on page 58.

Fidelity Series Emerging Markets Debt Fund seeks high total return.

FMR normally invests at least 80% of the fund's assets in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world's major economies and may have the potential for rapid economic growth.

FMR may also invest in debt securities of non-emerging market foreign issuers and lower-quality debt securities of U.S. issuers.

FMR normally allocates the fund's investments across different emerging market countries.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR generally analyzes a security's structural features and current price compared to its long-term value and any short-term trading opportunities resulting from market inefficiencies. FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may also use options contracts as tools in the management of portfolio assets.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series High Income Fund seeks a high level of current income. Growth of capital may also be considered.

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR uses the credit quality distribution of an index representing the overall high yield bond market as a guide in structuring the fund's credit quality composition. FMR generally expects the fund to be less heavily invested in issuers with the lowest credit ratings than the index weighting of such issuers. As of inception, FMR used The BofA Merrill Lynch US High Yield Constrained Index to represent the overall high yield bond market.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

FF-11-02L March 14, 2011
1.808379.120

Supplement to the
Fidelity Freedom K® Funds
May 29, 2010
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Freedom K® Fund and modify the selection of underlying Fidelity funds for any Fidelity Freedom K® Fund from time to time. Fidelity Series Emerging Markets Debt Fund and Fidelity Series High Income Fund have been added to the selection of underlying funds. Fidelity Capital & Income Fund, Fidelity Equity-Income Fund, Fidelity Europe Fund, Fidelity High Income Fund, Fidelity Japan Fund, Fidelity Southeast Asia Fund, and Fidelity Total Bond Fund are no longer underlying funds.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "High Yield Bond Funds" beginning on page 50.

Fidelity Series Emerging Markets Debt Fund seeks high total return.

FMR normally invests at least 80% of the fund's assets in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world's major economies and may have the potential for rapid economic growth.

FMR may also invest in debt securities of non-emerging market foreign issuers and lower-quality debt securities of U.S. issuers.

FMR normally allocates the fund's investments across different emerging market countries.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR generally analyzes a security's structural features and current price compared to its long-term value and any short-term trading opportunities resulting from market inefficiencies. FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may also use options contracts as tools in the management of portfolio assets.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series High Income Fund seeks a high level of current income. Growth of capital may also be considered.

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR uses the credit quality distribution of an index representing the overall high yield bond market as a guide in structuring the fund's credit quality composition. FMR generally expects the fund to be less heavily invested in issuers with the lowest credit ratings than the index weighting of such issuers. As of inception, FMR used The BofA Merrill Lynch US High Yield Constrained Index to represent the overall high yield bond market.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

FF-K-11-02 March 14, 2011
1.900382.106